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                                              November 8, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

     Re: AllianceBernstein Cap Fund, Inc. - AllianceBernstein Small Cap Growth Portfolio (Small Cap Growth Portfolio) and AllianceBernstein U.S. Strategic Research Portfolio (Strategic Research Portfolio) (File Nos. 2-29901 and 811-01716) AllianceBernstein Global Thematic Growth Fund, Inc. (File Nos. 2-70427 and 811-03131)
           ---------------------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus offering Class A, Class B, Class C and Advisor Class shares of Small Cap Growth Portfolio and AllianceBernstein Global Thematic Growth Fund, Inc., the Prospectus offering Class A, Class C and Advisor Class shares of Strategic Research Portfolio and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement that was filed electronically with the Securities and Exchange Commission on October 29, 2010.

      A copy of the Prospectus offering Class A, Class R, Class K and Class I shares of Small Cap Growth Fund and AllianceBernstein Global Thematic Growth Fund, Inc. will be filed under Rule 497(c) today.

                                              Sincerely,


                                              /s/   Young Seo
                                              ----------------------------
                                                    Young Seo




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